Income Taxes and Deferred Taxes - Summary of Difference Between Income Tax Expense at Applicable Group Tax Rate and Effective Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax [Line Items]
Net loss before tax	$ (66,875)	$ (30,202)	$ (19,867)
Statutory tax rate (blended at Group level)	8.50%	7.80%
Income tax credit at statutory tax rates	$ (5,704)	$ (2,366)
Tax impact of permanent differences	802	145
Temporary differences not recognized as deferred tax assets	407
Tax on losses not recognized as deferred tax assets	4,546	$ 2,221
Effective income tax expense	$ 51
Effective tax rate	0.10%	0.00%
ObsEva SA Member]
Disclosure Of Income Tax [Line Items]
Net loss before tax	$ (65,397)	$ (30,202)
Statutory tax rate (blended at Group level)	7.80%	7.80%
Income tax credit at statutory tax rates	$ (5,123)	$ (2,366)
Tax impact of permanent differences	577	145
Tax on losses not recognized as deferred tax assets	$ 4,546	$ 2,221
Effective tax rate	0.00%	0.00%
ObsEva USA Inc [Member]
Disclosure Of Income Tax [Line Items]
Net loss before tax	$ (1,478)
Statutory tax rate (blended at Group level)	39.30%
Income tax credit at statutory tax rates	$ (581)
Tax impact of permanent differences	225
Temporary differences not recognized as deferred tax assets	407
Effective income tax expense	$ 51
Effective tax rate	3.50%